UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07185

Morgan Stanley Select Dimensions Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (33.0%)
$5,000	ABN Amro Securities LLC, (dated 03/31/14; proceeds $5,000,011; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 08/01/25 - 11/15/42 and a U.S. Government Obligation, 0.25% due 05/15/16; valued at $5,149,978)	0.08%		04/01/14	$5,000,000
500	ABN Amro Securities LLC, (dated 03/14/14; proceeds $500,138; fully collateralized by various Common Stocks; valued at $525,036) (Demand 04/07/14)	0.30	(a)	04/16/14	500,000
4,630	BNP Paribas Securities Corp., (dated 03/31/14; proceeds $4,630,010; fully collateralized by various U.S. Government Agencies, 2.13% - 6.19% due 04/01/18 - 03/01/42; valued at $4,768,900)	0.08		04/01/14	4,630,000
2,000	BNP Paribas Securities Corp., (dated 03/31/14; proceeds $2,000,011; fully collateralized by various Common Stocks and a Preferred Stock; valued at $2,100,054)	0.19		04/01/14	2,000,000
1,100	Credit Suisse Securities USA, (dated 03/17/14; proceeds $1,101,785; fully collateralized by a Corporate Bond, 9.00% due 02/15/20; valued at $1,169,494)	0.64		06/17/14	1,100,000
250	Credit Suisse Securities USA, (dated 03/18/14; proceeds $250,404; fully collateralized by a Corporate Bond, 9.00% due 02/15/20; valued at $266,002)	0.64		06/17/14	250,000
500	ING Financial Markets LLC, (dated 03/31/14; proceeds $500,002; fully collateralized by a Corporate Bond, 5.65% due 05/01/18; valued at $525,286)	0.14		04/01/14	500,000
200	ING Financial Markets LLC, (dated 03/03/14; proceeds $200,033; fully collateralized by a Corporate Bond, 6.00% due 08/15/17; valued at $210,843)	0.20		04/02/14	200,000
100	ING Financial Markets LLC, (dated 03/07/14; proceeds $100,017; fully collateralized by a Corporate Bond, 6.00% due 08/15/17; valued at $108,271)	0.20		04/07/14	100,000
500	ING Financial Markets LLC, (dated 03/14/14; proceeds $500,086; fully collateralized by a Corporate Bond, 5.65% due 05/01/18; valued at $525,286) (Demand 04/07/14)	0.20	(a)	04/14/14	500,000
100	ING Financial Markets LLC, (dated 02/21/14; proceeds $100,034; fully collateralized by a Corporate Bond, 6.00% due 08/15/17; valued at $108,271) (Demand 04/07/14)	0.21	(a)	04/21/14	100,000
200	ING Financial Markets LLC, (dated 02/27/14; proceeds $200,070; fully collateralized by a Corporate Bond, 6.00% due 08/15/17; valued at $210,843) (Demand 04/07/14)	0.21	(a)	04/28/14	200,000
250	ING Financial Markets LLC, (dated 02/07/14; proceeds $250,143; fully collateralized by a Corporate Bond, 3.38% due 02/01/23; valued at $268,303)	0.35		04/07/14	250,000

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

100	ING Financial Markets LLC, (dated 02/26/14; proceeds $100,059; fully collateralized by various Corporate Bonds, 3.38% - 6.75% due 03/19/20 - 02/01/23; valued at $106,710) (Demand 04/07/14)	0.35	(a)	04/28/14	100,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $502,343; fully collateralized by various Common Stocks and Convertible Bonds,1.00% - 9.00% due 05/15/14 - 04/01/63; valued at $565,001) (Demand 04/07/14)	0.47	(a)	05/05/14	500,000
200	RBS Securities, Inc., (dated 03/31/14; proceeds $200,002; fully collateralized by a U.S. Government Agency, 3.50% due 10/20/28; valued at $207,639)	0.34		04/01/14	200,000
500	TD Securities USA LLC, (dated 03/31/14; proceeds $500,001; fully collateralized by a Corporate Bond, 5.65% due 06/09/14 and a U.S. Government Agency, 0.38% due 06/09/14; valued at $511,637)	0.07		04/01/14	500,000
500	Wells Fargo Securities LLC, (dated 01/27/14; proceeds $500,442; fully collateralized by a Corporate Bond, 5.13% due 03/15/21; valued at $530,001)	0.35		04/28/14	500,000

	Total Repurchase Agreements (Cost $17,130,000)				17,130,000

	Certificates of Deposit (24.8%)
	Domestic Bank (1.1%)
600	Branch Banking & Trust Co.	0.17		04/22/14	600,000

	International Banks (23.7%)
2,250	Bank of Montreal	0.18		05/20/14 - 06/19/14	2,250,000
500	BNP Paribas	0.32		05/01/14	500,000
600	Credit Industriel et Commercial	0.33		07/23/14	600,000
1,150	Credit Suisse NY	0.23		05/02/14 - 06/24/14	1,150,000
500	Deutsche Bank AG	0.27		05/29/14	500,000
500	Mizuho Bank Ltd.	0.22		05/02/14	500,000
1,300	Oversea Chinese Banking Corporation	0.19 - 0.23		04/16/14 - 05/08/14	1,300,000
1,000	Sumitomo Mitsui Banking Corp.	0.08 - 0.26		04/01/14 - 05/09/14	1,000,000
2,500	Swedbank AB	0.08		04/01/14 - 04/04/14	2,500,000
2,000	Toronto Dominion Bank	0.06		04/03/14	2,000,000

					12,300,000

	Total Certificates of Deposit (Cost $12,900,000)				12,900,000

	Commercial Paper (22.5%)
	Automobiles (0.5%)
250	Toyota Motor Credit Corp.	0.18		06/05/14	249,919

	Domestic Bank (1.9%)
1,000	JP Morgan Securities LLC (b)	0.28		07/14/14	999,191

	Food & Beverage (2.0%)
750	Coca-Cola Co. (b)	0.18		09/02/14 - 09/11/14	749,408
300	Nestle Capital Corp. (b)	0.20		08/19/14	299,772

					1,049,180

	International Banks (18.1%)
1,800	Bank of Nova Scotia	0.20 - 0.23		04/17/14 - 07/01/14	1,799,347
1,500	Caisse Des Depots Et (b)	0.05		04/30/14	1,499,788
600	Caisse Des Depots Et	0.24		06/26/14	599,656

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

2,000	Credit Agricole North America, Inc.	0.04	04/01/14	2,000,000
500	DBS Bank Ltd. (b)	0.22	05/05/14 - 07/01/14	499,809
400	DBS Bank Ltd.	0.22	07/21/14	399,729
500	Erste Abwicklungsanstalt	0.18	04/01/14	500,000
1,250	Sumitomo Mitsui Banking Corp.	0.23	07/03/14	1,249,274
450	United Overseas Bank Ltd. (b)	0.22	06/13/14 - 06/23/14	449,784
400	United Overseas Bank Ltd.	0.25	09/25/14	399,508

				9,396,895

	Total Commercial Paper (Cost $11,695,185)			11,695,185

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Extendible Floating Rate Notes (11.5%)
	Domestic Banks (6.2%)
1,500	JPMorgan Chase Bank NA (Extendible Maturity Date 04/07/15)	0.35%	06/09/14	03/07/19	1,500,000
1,750	Wells Fargo Bank NA (Extendible Maturity Date 04/15/15 - 04/20/15)	0.28 - 0.33	04/22/14 - 06/16/14	03/20/19 - 07/15/19	1,750,000

					3,250,000

	International Banks (5.3%)
750	Bank of Nova Scotia (Extendible Maturity Date 03/30/15)	0.34	04/30/14	01/31/19	750,000
1,000	Royal Bank of Canada (Extendible Maturity Date 04/01/15)	0.30	04/01/14	04/01/19	999,952
1,000	Svenska Handelsbanken AB (b) (Extendible Maturity Date 09/15/14)	0.27	04/15/14	05/13/16	1,000,000

					2,749,952

	Total Extendible Floating Rate Notes (Cost $5,999,952)				5,999,952

	Floating Rate Notes (8.0%)
	International Banks
500	DBS Bank Ltd. (b)	0.24	06/30/14	09/30/14	499,977
550	HSBC Bank PLC	0.24	04/10/14	04/10/14	550,000
2,000	Rabobank Nederland NY	0.28 - 0.29	05/28/14 - 06/24/14	11/28/14 - 03/24/15	2,000,000
1,100	Westpac Banking Corp.	0.24	06/16/14	12/15/14	1,100,000

	Total Floating Rate Notes (Cost $4,149,977)				4,149,977

	Total Investments (Cost $51,875,114) (d)			99.8%	51,875,114
	Other Assets in Excess of Liabilities			0.2	81,846

	Net Assets			100.0%	$51,956,960

(a)	Rate shown is the rate in effect at March 31, 2014.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Australia (6.2%)
	Airports
44,037	Sydney Airport	$171,608

	Diversified
211,350	DUET Group (a)	407,732

	Toll Roads
32,736	Macquarie Atlas Roads Group	89,931
96,234	Transurban Group	648,132

		738,063

	Transmission & Distribution
111,940	Spark Infrastructure Group (a)	177,565

	Total Australia	1,494,968

	Austria (1.4%)
	Airports
3,408	Flughafen Wien AG	338,049

	Brazil (2.5%)
	Toll Roads
10,000	CCR SA	76,774

	Water
55,956	Cia de Saneamento Basico do Estado de Sao Paulo ADR	518,153

	Total Brazil	594,927

	Canada (12.8%)
	Oil & Gas Storage & Transportation
27,610	Enbridge, Inc. (a)	1,254,001
40,614	TransCanada Corp. (a)	1,846,091

	Total Canada	3,100,092

	China (3.8%)
	Diversified
186,000	Guangdong Investment Ltd. (b)	178,242

	Oil & Gas Storage & Transportation
23,000	Beijing Enterprises Holdings Ltd. (b)	206,085
56,000	China Gas Holdings Ltd. (b)	87,504
22,000	ENN Energy Holdings Ltd. (b)	153,805

		447,394

	Ports
48,605	China Merchants Holdings International Co., Ltd. (b)	167,141

	Toll Roads
102,000	Jiangsu Expressway Co., Ltd., H Shares (b)	116,321

	Total China	909,098

	France (4.8%)
	Communications
19,223	Eutelsat Communications SA	653,319
13,324	SES SA	497,488

	Total France	1,150,807

	Germany (1.9%)
	Airports
6,153	Fraport AG Frankfurt Airport Services Worldwide	460,149

	Italy (6.2%)
	Oil & Gas Storage & Transportation
114,147	Snam SpA	668,757

	Toll Roads
26,847	Atlantia SpA	691,267

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Transmission & Distribution
23,682	Terna Rete Elettrica Nazionale SpA	126,908

	Total Italy	1,486,932

	Japan (1.6%)
	Oil & Gas Storage & Transportation
77,000	Tokyo Gas Co., Ltd.	390,416

	Netherlands (1.0%)
	Oil & Gas Storage & Transportation
4,465	Koninklijke Vopak N.V. (a)	249,493

	Spain (1.6%)
	Diversified
11,125	Ferrovial SA	241,600

	Transmission & Distribution
1,730	Red Electrica Corp., SA	140,754

	Total Spain	382,354

	Switzerland (2.1%)
	Airports
809	Flughafen Zuerich AG (Registered)	520,171

	United Kingdom (8.6%)
	Transmission & Distribution
84,949	National Grid PLC	1,166,705

	Water
30,840	Pennon Group PLC	382,221
8,626	Severn Trent PLC	262,119
20,529	United Utilities Group PLC	269,996

		914,336

	Total United Kingdom	2,081,041

	United States (44.5%)
	Communications
12,620	American Tower Corp. REIT	1,033,199
12,159	Crown Castle International Corp.	897,091
3,730	SBA Communications Corp., Class A (c)	339,281

		2,269,571

	Diversified
16,168	CenterPoint Energy, Inc.	383,020

	Oil & Gas Storage & Transportation
3,210	Atmos Energy Corp.	151,287
5,380	Cheniere Energy, Inc. (c)	297,783
17,334	Enbridge Energy Management LLC (c)	480,325
14,582	Kinder Morgan, Inc.	473,769
8,240	NiSource, Inc.	292,767
8,590	ONEOK, Inc.	508,958
7,816	Plains GP Holdings LP, Class A	218,692
3,350	SemGroup Corp., Class A	220,028
10,260	Sempra Energy	992,758
21,915	Spectra Energy Corp.	809,540
18,900	Williams Cos., Inc. (The)	766,962

		5,212,869

	Ports
1,770	Union Pacific Corp.	332,158

	Transmission & Distribution
24,830	ITC Holdings Corp.	927,400
10,758	Northeast Utilities	489,489
13,394	PG&E Corp.	578,621

		1,995,510

	Water
12,410	American Water Works Co., Inc.	563,414

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Total United States		10,756,542

	Total Common Stocks (Cost $17,127,062)		23,915,039

NUMBER OF SHARES (000)
	Short-Term Investments (15.0%)
	Securities held as Collateral on Loaned Securities (14.4%)
	Investment Company (11.0%)
2,661	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $2,660,921)		2,660,921

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (3.4%)
$198	Barclays Capital, Inc. (0.06%, dated 03/31/14, due 04/01/14; proceeds $197,883; fully collateralized by a U.S. Government Obligation; 1.50% due 08/31/18; valued at $201,841)		197,883
195	BNP Paribas Securities Corp. (0.05%, dated 03/31/14, due 04/01/14; proceeds $194,742; fully collateralized by a U.S. Government Obligation; 0.88% due 02/28/17; valued at $198,637)		194,742
412	Merrill Lynch & Co., Inc. (0.07%, dated 03/31/14, due 04/01/14; proceeds $411,700; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 03/01/26 - 10/01/43; valued at $419,934)		411,699

	Total Repurchase Agreements (Cost $804,324)		804,324

	Total Securities held as Collateral on Loaned Securities (Cost $3,465,245)		3,465,245

NUMBER OF SHARES (000)
	Investment Company (0.6%)
156	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $155,994)		155,994

	Total Short-Term Investments (Cost $3,621,239)		3,621,239

	Total Investments (Cost $20,748,301) (e)(f)	114.0%	27,536,278
	Liabilities in Excess of Other Assets	(14.0)	(3,386,746)

	Net Assets	100.0%	$24,149,532

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were $3,312,519 and $3,465,245, respectively. The Portfolio received cash collateral of $3,465,245 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(e)	The fair value and percentage of net assets, $9,463,478 and 39.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Summary of Investments ¡ March 31, 2014 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$10,069,021		41.8%
Transmission & Distribution	3,607,442		15.0
Communications	3,420,378		14.2
Water	1,995,903		8.3
Toll Roads	1,622,425		6.7
Airports	1,489,977		6.2
Diversified	1,210,594		5.0
Ports	499,299		2.1
Investment Company	155,994		0.7

	$24,071,033	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Advertising Agencies (0.8%)
13,057	Aimia, Inc. (Canada)	$209,644

	Aerospace (2.6%)
3,423	TransDigm Group, Inc.	633,940

	Automobiles (2.8%)
3,316	Tesla Motors, Inc. (a)(b)	691,220

	Back Office Support, HR & Consulting (5.3%)
4,772	IHS, Inc., Class A (a)	579,798
18,984	Qualicorp SA (Brazil) (a)	192,015
8,935	Verisk Analytics, Inc., Class A (a)	535,743

		1,307,556

	Beverage: Soft Drinks (2.4%)
2,931	Keurig Green Mountain, Inc.	309,484
3,933	Monster Beverage Corp. (a)	273,147

		582,631

	Biotechnology (0.6%)
919	Alnylam Pharmaceuticals, Inc. (a)	61,702
107	Intercept Pharmaceuticals, Inc. (a)	35,287
1,380	Seattle Genetics, Inc. (a)	62,873

		159,862

	Building Materials (1.2%)
2,225	Martin Marietta Materials, Inc.	285,579

	Computer Services, Software & Systems (24.7%)
10,955	Akamai Technologies, Inc. (a)	637,690
8,171	FireEye, Inc. (a)	503,088
9,186	Gartner, Inc. (a)	637,876
49,675	Groupon, Inc. (a)	389,452
3,354	LinkedIn Corp., Class A (a)	620,289
2,101	NetSuite, Inc. (a)	199,238
1,964	Palo Alto Networks, Inc. (a)	134,730
4,789	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	476,889
4,394	ServiceNow, Inc. (a)	263,288
11,483	Solera Holdings, Inc.	727,333
3,619	Splunk, Inc. (a)	258,722
672	Tableau Software, Inc., Class A (a)	51,126
7,821	Twitter, Inc. (a)(b)	365,006
2,862	Workday, Inc., Class A (a)	261,673
8,957	Yandex N.V., Class A (Russia) (a)	270,412
10,915	Youku Tudou, Inc. ADR (China) (a)	306,057

		6,102,869

	Computer Technology (0.4%)
917	Stratasys Ltd. (a)	97,285

	Consumer Lending (2.2%)
4,779	FleetCor Technologies, Inc. (a)	550,063

	Consumer Services: Miscellaneous (1.8%)
15,229	Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $137,809; acquired 05/01/12)	290,892
1,531	MercadoLibre, Inc. (Brazil) (b)	145,614

		436,506

	Diversified Retail (2.8%)
9,663	Dollar Tree, Inc. (a)	504,215
3,544	zulily, Inc., Class A (a)(b)	177,874

		682,089

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Electronic Components (0.7%)
2,747	3D Systems Corp. (a)(b)	162,485

	Electronic Entertainment (0.6%)
32,336	Zynga, Inc., Class A (a)	139,045

	Energy Equipment (0.4%)
1,579	SolarCity Corp. (a)(b)	98,877

	Entertainment (0.7%)
153	Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $163,577; acquired 03/08/12)	178,413

	Environmental, Maintenance & Security Services (3.2%)
11,072	Intertek Group PLC (United Kingdom)	568,215
1,896	Stericycle, Inc. (a)	215,424

		783,639

	Financial Data & Systems (2.4%)
13,744	MSCI, Inc. (a)	591,267

	Foods (4.7%)
6,848	McCormick & Co., Inc.	491,275
8,199	Mead Johnson Nutrition Co.	681,665

		1,172,940

	Health Care Services (3.4%)
5,204	athenahealth, Inc. (a)	833,889

	Hotel/Motel (2.6%)
20,555	Edenred (France)	645,528

	Insurance: Property-Casualty (4.0%)
8,524	Arch Capital Group Ltd. (a)	490,471
20,684	Progressive Corp. (The)	500,966

		991,437

	Leisure Time (0.9%)
2,541	TripAdvisor, Inc. (a)	230,189

	Machinery: Industrial (1.1%)
3,979	Colfax Corp. (a)	283,822

	Medical Equipment (9.6%)
10,443	Illumina, Inc. (a)	1,552,456
1,843	Intuitive Surgical, Inc. (a)	807,216

		2,359,672

	Oil: Crude Producers (0.9%)
2,786	Range Resources Corp.	231,154

	Pharmaceuticals (3.2%)
8,802	Endo International PLC (a)	604,257
10,942	Ironwood Pharmaceuticals, Inc. (a)	134,806
450	Pharmacyclics, Inc. (a)	45,099

		784,162

	Radio & TV Broadcasters (0.5%)
3,866	Pandora Media, Inc. (a)	117,217

	Restaurants (4.6%)
11,835	Dunkin’ Brands Group, Inc.	593,880
3,016	Panera Bread Co., Class A (a)	532,234

		1,126,114

	Specialty Retail (0.4%)
1,216	ASOS PLC (United Kingdom) (a)	105,262

	Telecommunications Equipment (2.9%)
11,135	Motorola Solutions, Inc.	715,869

	Textiles, Apparel & Shoes (3.4%)
7,554	Carter’s, Inc.	586,568
15,090	Moncler SpA (Italy) (a)	258,284

		844,852

	Total Common Stocks (Cost $17,388,704)	24,135,077

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Convertible Preferred Stocks (0.1%)
	Computer Services, Software & Systems (0.0%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost - $80,261; acquired 12/02/11)	2,950

	Consumer Services: Miscellaneous (0.1%)
1,479	Dropbox, Inc., Series A (a)(c)(d)(e) (acquisition cost - $13,384; acquired 05/25/12)	28,250

	Total Convertible Preferred Stocks (Cost $93,645)	31,200

	Preferred Stocks (0.7%)
	Computer Services, Software & Systems (0.5%)
14,953	Palantir Technologies, Inc., Series G (a)(c)(d)(e) (acquisition cost - $45,756; acquired 07/19/12)	91,662
3,398	Palantir Technologies, Inc., Series H (a)(c)(d)(e) (acquisition cost - $11,927; acquired 10/25/13)	20,829
3,398	Palantir Technologies, Inc., Series H1 (a)(c)(d)(e) (acquisition cost - $11,927; acquired 10/25/13)	20,830

		133,321

	Diversified Retail (0.2%)
1,969	Flipkart Online Services Pvt Ltd., Series D (India) (a)(c)(d)(e) (acquisition cost - $45,183; acquired 10/04/13)	46,646

	Total Preferred Stocks (Cost $114,793)	179,967

NOTIONAL AMOUNT
	Call Options Purchased (0.1%)
	Foreign Currency Options
286,705	USD/CNY December 2014 @ CNY 6.50	806
3,564,297	USD/CNY December 2014 @ CNY 6.50	10,194
4,008,298	USD/CNY December 2014 @ CNY 6.50	11,596

	Total Call Options Purchased (Cost $24,732)	22,596

NUMBER OF SHARES (000)
	Short-Term Investments (8.4%)
	Securities held as Collateral on Loaned Securities (6.9%)
	Investment Company (5.3%)
1,306	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $1,305,810)	1,305,810

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (1.6%)
$97	Barclays Capital, Inc. (0.06%, dated 03/31/14, due 04/01/14; proceeds $97,108; fully collateralized by a U.S. Government Obligation; 1.50% due 08/31/18; valued at $99,051)	97,108
96	BNP Paribas Securities Corp. (0.05%, dated 03/31/14, due 04/01/14; proceeds $95,567; fully collateralized by a U.S. Government Obligation; 0.88% due 02/28/17; valued at $97,478)	95,567
202	Merrill Lynch & Co., Inc. (0.07%, dated 03/31/14, due 04/01/14; proceeds $202,036; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 03/01/26 - 10/01/43; valued at $206,077)	202,036

	Total Repurchase Agreements (Cost $394,711)	394,711

	Total Securities held as Collateral on Loaned Securities (Cost $1,700,521)	1,700,521

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (1.5%)
369	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $369,416)		369,416

	Total Short-Term Investments (Cost $2,069,937)		2,069,937

	Total Investments (Cost $19,691,811) (g)(h)	107.1%	26,438,777
	Liabilities in Excess of Other Assets	(7.1)	(1,747,148)

	Net Assets	100.0%	$24,691,629

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were $1,641,075 and $1,700,521, respectively. The Portfolio received cash collateral of $1,700,521 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to $680,472 and represents 2.8% of net assets.
(d)	At March 31, 2014, the Portfolio held fair valued securities valued at $680,472, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(e)	Illiquid security.
(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(g)	The fair value and percentage of net assets, $1,577,289 and 6.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Currency Abbreviation
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.

Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$17,130,000	$—	$17,130,000
Certificates of Deposit	—	12,900,000	—	12,900,000
Commercial Paper	—	11,695,185	—	11,695,185
Extendible Floating Rate Notes	—	5,999,952	—	5,999,952
Floating Rate Notes	—	4,149,977	—	4,149,977

Total Assets	$—	$51,875,114	$—	$51,875,114

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$1,489,977	$—	$1,489,977
Communications	2,269,571	1,150,807	—	3,420,378
Diversified	383,020	827,574	—	1,210,594
Oil & Gas Storage & Transportation	8,312,961	1,756,060	—	10,069,021
Ports	332,158	167,141	—	499,299
Toll Roads	76,774	1,545,651	—	1,622,425
Transmission & Distribution	1,995,510	1,611,932	—	3,607,442
Water	1,081,567	914,336	—	1,995,903

Total Common Stocks	14,451,561	9,463,478	—	23,915,039

Short-Term Investments
Investment Company	2,816,915	—	—	2,816,915
Repurchase Agreements	—	804,324	—	804,324
Total Short-Term Investments	2,816,915	804,324	—	3,621,239

Total Assets	$17,268,476	$10,267,802	$—	$27,536,278

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$209,644	$—	$—	$209,644
Aerospace	633,940	—	—	633,940
Automobiles	691,220	—	—	691,220
Back Office Support, HR & Consulting	1,307,556	—	—	1,307,556
Beverage: Soft Drinks	582,631	—	—	582,631
Biotechnology	159,862	—	—	159,862
Building Materials	285,579	—	—	285,579
Computer Services, Software & Systems	6,102,869	—	—	6,102,869
Computer Technology	97,285	—	—	97,285
Consumer Lending	550,063	—	—	550,063
Consumer Services: Miscellaneous	145,614	—	290,892	436,506
Diversified Retail	682,089	—	—	682,089
Electronic Components	162,485	—	—	162,485
Electronic Entertainment	139,045	—	—	139,045
Energy Equipment	98,877	—	—	98,877
Entertainment	—	—	178,413	178,413
Environmental, Maintenance & Security Services	215,424	568,215	—	783,639
Financial Data & Systems	591,267	—	—	591,267
Foods	1,172,940	—	—	1,172,940
Health Care Services	833,889	—	—	833,889
Hotel/Motel	—	645,528	—	645,528
Insurance: Property-Casualty	991,437	—	—	991,437
Leisure Time	230,189	—	—	230,189
Machinery: Industrial	283,822	—	—	283,822
Medical Equipment	2,359,672	—	—	2,359,672
Oil: Crude Producers	231,154	—	—	231,154
Pharmaceuticals	784,162	—	—	784,162
Radio & TV Broadcasters	117,217	—	—	117,217
Restaurants	1,126,114	—	—	1,126,114
Specialty Retail	—	105,262	—	105,262
Telecommunications Equipment	715,869	—	—	715,869
Textiles, Apparel & Shoes	586,568	258,284	—	844,852

Total Common Stocks	22,088,483	1,577,289	469,305	24,135,077

Convertible Preferred Stocks	—	—	31,200	31,200
Preferred Stocks	—	—	179,967	179,967
Call Options Purchased	—	22,596	—	22,596
Short-Term Investments
Investment Company	1,675,226	—	—	1,675,226
Repurchase Agreements	—	394,711	—	394,711

Total Short-Term Investments	1,675,226	394,711	—	2,069,937

Total Assets	$23,763,709	$1,994,596	$680,472	$26,438,777

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks
Mid Cap Growth
Beginning Balance	$410,693	$23,271	$122,984
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	—	—
Change in unrealized appreciation/depreciation	58,612	7,929	56,983
Realized gains (losses)	—		—

Ending Balance	$469,305	$31,200	$179,967

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$58,612	$7,929	$56,983

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
	March 31, 2014	Technique	Input	Range		Average	Increase in Input
Mid Cap Growth
Computer Services, Software & Systems
Convertible Preferred Stock	$2,950	Asset Approach	Net Tangible Assets	$0.00	$0.00	$0.00	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%	28.5%	28.0%	Decrease
			Perpetual Growth Rate	5.0%	6.0%	5.5%	Increase

		Market Comparable Companies	Enterprise Value /Revenue	1.2x	6.5x	1.9x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

		Merger & Acquisition Transactions	Sale/Merger Scenario	$6.88	$6.88	$6.88	Increase

Preferred Stocks	$133,321	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13	$6.13	$6.13	Increase

Consumer Services: Miscellaneous
Common Stock	$290,892	Market Transaction Method	Precedent Transaction of Common and Preferred Stock	$19.1012	$19.1012	$19.1012	Increase

Convertible Preferred Stock	$28,250
Diversified Retail
Preferred Stock	$46,646	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947	$22.947	$22.947	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	3.1x	7.5x	5.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Entertainment
Common Stock	$178,413	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	16.0%	15.6%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase

		Market Comparable Companies	Enterprise Value /Revenue	3.0x	7.9x	5.3x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were as follows:

GLOBAL INFRASTRUCUTRE	MID CAP GROWTH
$9,463,478	$1,577,289

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014